Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

30. Related party transactions

The Group holds investments in associates and joint ventures conducted on the same terms as third party transactions. Details of the balances held with associates and joint ventures are set out in note 24. Funding during the year on the investments in associates and joint ventures was $12,313,000 (2019: $15,914,000).

Key management personnel

Details of Directors’ remuneration and interests are disclosed in the “Governance” section on page 84. IAS 24 “Related party disclosures” requires the aggregate key management personnel disclosure for the year ended December 31, 2020, of salaries and fees of $1,457,000 (2019:$484,000, 2018: $415,000 ), cash bonus $4,500,000 (2019 & 2018: $nil), LTIP granted $1,850,000 (2019 & 2018: $nil), company contribution to 401(k) plan $11,400 (2019 & 2018: $nil). In addition, key management personnel had aggregate holdings at December 31, 2020 of 9,599,297 shares (2019: 562,410), $1,177,710 of bonds (2019: $677,710) and $3,550,000 of commitments to managed funds (2019: $1,550,000).